FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Foreign Currency Risk, Foreign Exchange Rate Sensitivity (Details) - Australia, Dollars - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
+10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ 2,658,967	$ 2,828,707
Equity	2,658,967	2,828,707
-10%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(2,658,967)	(2,828,707)
Equity	$ (2,658,967)	$ (2,828,707)